UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File number: 811-09541

AmeriPrime Advisors Trust

(Exact name of registrant as specified in charter)

431 N Pennsylvania St. Indianapolis, IN 46204

(Address of principal executive offices) (Zip code)

Freddie Jacobs

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7425

Date of reporting period: 07/01/04 - 06/30/05

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than

August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the

Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).

The Commission may use the information provided on Form N-PX in its regulatory,

disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the

Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the

Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,

DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

Bull Moose Growth Fund

Proxy Voting History

Monteagle Fixed Income Fund

Proxy Voting History

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the series named above were entitled to vote.

Monteagle Large Cap Fund

Proxy Voting History

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the series named above were entitled to vote.

Iron Market Opportunity Fund

Proxy Voting History

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the series named above were entitled to vote.

Polynous Growth Fund

Security Name	Ticker	Security ID/CUSIP	Meeting Date	Description of Matter/Proposal	Proposed by Management (M) or Shareholders (S)	Vote? (Yes or No)	Vote For, Against or Abstain	Fund Cast its Vote For or Against Management
Meade	MEAD	583062104	7/8/04	Director Election	M	Y	For	For
Microchip	MCHP	595017104	8/20/04	Director Election	M	Y	For	For
Microchip	MCHP	595017104	8/20/04	Employee Stock Purchase Plan	M	Y	For	For
Microchip	MCHP	595017104	8/20/04	Equity Incentive Plan	M	Y	For	For
Magma	LAVA	559181102	8/31/04	Director Election	M	Y	For	For
Magma	LAVA	559181102	8/31/04	Appoint Auditors	M	Y	For	For
Applied Micro	AMCC	03822W109	9/1/04	Director Election	M	Y	For	For
Applied Micro	AMCC	03822W109	9/1/04	Appoint Auditors	M	Y	For	For
Flextronics	FLEX	Y2573F102	9/23/04	Director Election	M	Y	For	For
Flextronics	FLEX	Y2573F102	9/23/04	Director Reappointment	M	Y	For	For
Flextronics	FLEX	Y2573F102	9/23/04	Appoint Auditors	M	Y	For	For
Flextronics	FLEX	Y2573F102	9/23/04	Employee Share Purchase Plan	M	Y	For	For
Flextronics	FLEX	Y2573F102	9/23/04	Equity Incentive Plan	M	Y	For	For
Flextronics	FLEX	Y2573F102	9/23/04	Equity Incentive Stock Bonus Plan	M	Y	For	For
Flextronics	FLEX	Y2573F102	9/23/04	Consolidate Ordinary Shares	M	Y	For	For
Flextronics	FLEX	Y2573F102	9/23/04	Issue Ordinary Shares	M	Y	For	For
Flextronics	FLEX	Y2573F102	9/23/04	Director Compensation	M	Y	For	For
Flextronics	FLEX	Y2573F102	9/23/04	Director Compensation	M	Y	For	For
Flextronics	FLEX	Y2573F102	9/23/04	Share Repurchase	M	Y	For	For
Flextronics	FLEX	Y2573F102	9/23/04	Authorize Bonus Issue	M	Y	For	For
Omnivision	OVTI	682128103	9/28/04	Director Election	M	Y	For	For
Omnivision	OVTI	682128103	9/28/04	Appoint Auditors	M	Y	For	For
Applied Films	AFCO	038197109	10/21/04	Director Election	M	Y	For	For
Applied Films	AFCO	038197109	10/21/04	Appoint Auditors	M	Y	For	For
Linear Tech	LLTC	535678106	11/3/04	Director Election	M	Y	For	For
Linear Tech	LLTC	535678106	11/3/04	Appoint Auditors	M	Y	For	For
Innovex	INVX	457647105	1/18/05	Director Election	M	Y	For	For
Innovex	INVX	457647105	1/18/05	Appoint Auditors	M	Y	For	For

NBTY Inc.	NTY	628782104	2/7/05	Director Election	M	Y	For	For
NBTY Inc.	NTY	628782104	2/7/05	Appoint Auditors	M	Y	For	For
Conexant	CNXT	207142100	2/23/05	Director Election	M	Y	For	For
Conexant	CNXT	207142100	2/23/05	Appoint Auditors	M	Y	For	For
Optical Cable	OCCF	683827208	3/29/05	Director Election	M	Y	For	For
Optical Cable	OCCF	683827208	3/29/05	Stock Incentive Plan	M	Y	For	For
Optical Cable	OCCF	683827208	3/29/05	Directors Stock Plan	M	Y	For	For
Optical Cable	OCCF	683827208	3/29/05	Appoint Auditors	M	Y	For	For
Colonial Bancgroup	CNB	195493309	4/20/05	Director Election	M	Y	For	For
Colonial Bancgroup	CNB	195493309	4/20/05	Increase Authorized Shares	M	Y	For	For
Colonial Bancgroup	CNB	195493309	4/20/05	Authorize Preferred Stock	M	Y	For	For
Colonial Bancgroup	CNB	195493309	4/20/05	Management Incentive Plan	M	Y	For	For
Sovereign Bancorp	SOV	845905108	4/21/05	Director Election	M	Y	For	For
Sovereign Bancorp	SOV	845905108	4/21/05	Appoint Auditors	M	Y	For	For
Sterling Financial	STSA	859319105	4/26/05	Director Election	M	Y	For	For
Sterling Financial	STSA	859319105	4/26/05	Appoint Auditors	M	Y	For	For
Edge Petroleum	EPEX	279862106	4/27/05	Director Election	M	Y	For	For
Edge Petroleum	EPEX	279862106	4/27/05	Increase Authorized Shares	M	Y	For	For
Edge Petroleum	EPEX	279862106	4/27/05	Appoint Auditors	M	Y	For	For
Insight Enterprises	NSIT	45765U103	4/28/05	Director Election	M	Y	For	For
Insight Enterprises	NSIT	45765U103	4/28/05	Increase Directors	M	Y	For	For
Insight Enterprises	NSIT	45765U103	4/28/05	Appoint Auditors	M	Y	For	For
InfoUSA	IUSA	456818301	4/29/05	Director Election	M	Y	For	For
InfoUSA	IUSA	456818301	4/29/05	Stock Option Plan	M	Y	For	For

Champion Enterprises	CHB	158496109	5/3/05	Director Election	M	Y	For	For
Champion Enterprises	CHB	158496109	5/3/05	Equity Compensation & Incentive Plan	M	Y	For	For
Concord Communications	CCRD	206186108	5/4/05	Director Election	M	Y	For	For
Direct General	DRCT	25456W204	5/4/05	Director Election	M	Y	For	For
Newfield Exploration	NFX	651290108	5/5/05	Director Election	M	Y	For	For
Newfield Exploration	NFX	651290108	5/5/05	Appoint Auditors	M	Y	For	For
Webex	WEBX	94767L109	5/11/05	Director Election	M	Y	For	For
Webex	WEBX	94767L109	5/11/05	Appoint Auditors	M	Y	For	For
K2 Inc.	KTO	482732104	5/12/05	Director Election	M	Y	For	For
K2 Inc.	KTO	482732104	5/12/05	Appoint Auditors	M	Y	For	For
NCO Group	NCOG	628858102	5/16/05	Director Election	M	Y	For	For
NCO Group	NCOG	628858102	5/16/05	Appoint Auditors	M	Y	For	For
Pacific Sunwear	PSUN	694873100	5/18/05	Director Election	M	Y	For	For
Pacific Sunwear	PSUN	694873100	5/18/05	Performance Incentive Plan	M	Y	For	For
Pacific Sunwear	PSUN	694873100	5/18/05	Appoint Auditors	M	Y	For	For
Endo Pharma.	ENDO	29264F205	5/19/05	Director Election	M	Y	For	For
Endo Pharma.	ENDO	29264F205	5/19/05	Appoint Auditors	M	Y	For	For
Art Technology	ARTG	04289L107	5/25/05	Director Election	M	Y	For	For
Polycom, Inc.	PLCM	73172K104	5/25/05	Director Election	M	Y	For	For
Polycom, Inc.	PLCM	73172K104	5/25/05	Employee Stock Purchase Plan	M	Y	For	For
Polycom, Inc.	PLCM	73172K104	5/25/05	Performance Bonus Plan	M	Y	For	For
Polycom, Inc.	PLCM	73172K104	5/25/05	Appoint Auditors	M	Y	For	For
Independence Community Bank	ICBC	453414104	5/26/05	Director Election	M	Y	For	For
Independence Community Bank	ICBC	453414104	5/26/05	Stock Incentive Plan	M	Y	For	For

Independence Community Bank	ICBC	453414104	5/26/05	Appoint Auditors	M	Y	For	For
Forward Air	FWRD	349853101	5/26/05	Director Election	M	Y	For	For
Forward Air	FWRD	349853101	5/26/05	Appoint Auditors	M	Y	For	For
Forward Air	FWRD	349853101	5/26/05	Employee Stock Purchase Plan	M	Y	For	For
Vignette	VIGN	926734104	5/27/05	Director Election	M	Y	For	For
Vignette	VIGN	926734104	5/27/05	Reverse Stock Split	M	Y	For	For
Vignette	VIGN	926734104	5/27/05	Appoint Auditors	M	Y	For	For
King Pharma.	KG	495582108	5/31/05	Director Election	M	Y	For	For
King Pharma.	KG	495582108	5/31/05	Incentive Plan	M	Y	For	For
GeneLogic	GLGC	368689105	6/2/05	Director Election	M	Y	For	For
GeneLogic	GLGC	368689105	6/2/05	Directors Stock Option Plan	M	Y	For	For
GeneLogic	GLGC	368689105	6/2/05	Appoint Auditors	M	Y	For	For
Cimarex Energy	XEC	171798101	6/6/05	Director Election	M	Y	For	For
Cimarex Energy	XEC	171798101	6/6/05	Merger with Magnum Hunter Resources	M	Y	For	For
Cimarex Energy	XEC	171798101	6/6/05	Increase Authorized Shares	M	Y	For	For
Cimarex Energy	XEC	171798101	6/6/05	Increase Number of Directors	M	Y	For	For
Cimarex Energy	XEC	171798101	6/6/05	Increase Stock Option Plan	M	Y	For	For
Cimarex Energy	XEC	171798101	6/6/05	Appoint Auditors	M	Y	For	For
HouseValues	SOLD	44183Y102	6/9/05	Director Election	M	Y	For	For
Adeza Biomedical	ADZA	006864102	6/9/05	Director Election	M	Y	For	For
Adeza Biomedical	ADZA	006864102	6/9/05	Appoint Auditors	M	Y	For	For
Friedman Billings Ramsey	FBR	358434108	6/9/05	Director Election	M	Y	For	For
Friedman Billings Ramsey	FBR	358434108	6/9/05	Appoint Auditors	M	Y	For	For
Commercial Vehicle Group	CVGI	202608105	6/13/05	Director Election	M	Y	For	For
Commercial Vehicle Group	CVGI	202608105	6/13/05	Appoint Auditors	M	Y	For	For
Patterson-UTI Energy	PTEN	703481101	6/15/05	Director Election	M	Y	For	For

Patterson-UTI Energy	PTEN	703481101	6/15/05	Long-term Incentive Plan	M	Y	For	For
Patterson-UTI Energy	PTEN	703481101	6/15/05	Appoint Auditors	M	Y	For	For
Magma	LAVA	559181102	6/22/05	Stock Option Exchange Program	M	Y	For	For
Jos. A. Bank	JOSB	480838101	6/24/05	Director Election	M	Y	For	For
Jos. A. Bank	JOSB	480838101	6/24/05	Appoint Auditors	M	Y	For	For

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AmeriPrime Advisors Trust

By:	__/s/ Anthony Ghoston _ Anthony Ghoston, President

Date: September 15, 2005